Cash and Investments - Assets pledged to third parties (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets pledged to third parties
Cash and Investments
Financial assets pledged as liabilities	$ 6,582.0	$ 6,026.7
Regulatory deposits
Cash and Investments
Financial assets pledged as liabilities	5,147.1	4,781.0
Security for reinsurance and other
Cash and Investments
Financial assets pledged as liabilities	$ 1,434.9	$ 1,245.7